Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Change in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2012 and 2011 are as follows:

	Foreign currency translation adjustments	Unrealized gains and losses on securities	Gains and losses on derivative instruments	Pension liability adjustments	Total
	(Millions of yen)
Balance at December 31, 2010	¥(325,612)	¥3,020	¥917	¥(68,784)	¥(390,459)
Adjustments for the year	(53,251)	(2,017)	(462)	(35,584)	(91,314)

Balance at December 31, 2011	(378,863)	1,003	455	(104,368)	(481,773)
Adjustments for the year	131,129	3,143	(4,917)	(14,831)	114,524

Balance at December 31, 2012	¥(247,734)	¥4,146	¥(4,462)	¥(119,199)	¥(367,249)

Changes in accumulated other comprehensive income (loss) for the year ended December 31, 2013 are as follows:

	Foreign currency translation adjustments	Unrealized gains and losses on securities	Gains and losses on derivative instruments	Pension liability adjustments	Total
	(Millions of yen)
Balance at December 31, 2012	¥(247,734)	¥4,146	¥(4,462)	¥(119,199)	¥(367,249)
Equity transaction with noncontrolling interests and other	(323)	(1)	(2)	(329)	(655)
Other comprehensive income(loss) before reclassifications	249,791	7,449	(7,551)	27,153	276,842
Amounts reclassified from accumulated other comprehensive income (loss)	—	(1,352)	9,607	2,161	10,416

Net change during the year	249,468	6,096	2,054	28,985	286,603

Balance at December 31, 2013	¥1,734	¥10,242	¥(2,408)	¥(90,214)	¥(80,646)

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

Reclassifications out of accumulated other comprehensive income (loss) at December 31, 2013 are as follows:

Year ended December 31, 2013
	Amount reclassified from accumulated other comprehensive income (loss) *1	Affected line items in consolidated statements of income
(Millions of yen)
Unrealized gains and losses on securities	¥(2,358)	Other, net
	613	Income taxes

	(1,745)	Consolidated net income
	393	Net income attributable to noncontrolling interests

	(1,352)	Net income attributable to Canon Inc.

Gains and losses on derivative instruments	15,387	Other, net
	(5,780)	Income taxes

	9,607	Consolidated net income
	—	Net income attributable to noncontrolling interests

	9,607	Net income attributable to Canon Inc.

Pension liability adjustments	3,460	See Note 10
	(1,037)	Income taxes

	2,423	Consolidated net income
	(262)	Net income attributable to noncontrolling interests

	2,161	Net income attributable to Canon Inc.

Total amount reclassified, net of tax and noncontrolling interests	¥10,416

*1	Amounts in parentheses indicate gains in consolidated statements of income.

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2013:
Foreign currency translation adjustments	¥253,707	¥(2,131)	¥251,576
Net unrealized gains and losses on securities:
Amount arising during the year	12,669	(4,312)	8,357
Reclassification adjustments for gains and losses realized in net income	(2,358)	613	(1,745)

Net change during the year	10,311	(3,699)	6,612
Net gains and losses on derivative instruments:
Amount arising during the year	(12,145)	4,594	(7,551)
Reclassification adjustments for gains and losses realized in net income	15,387	(5,780)	9,607

Net change during the year	3,242	(1,186)	2,056
Pension liability adjustments:
Amount arising during the year	51,860	(21,614)	30,246
Reclassification adjustments for gains and losses realized in net income	3,460	(1,037)	2,423

Net change during the year	55,320	(22,651)	32,669

Other comprehensive income (loss)	¥322,580	¥(29,667)	¥292,913

2012:
Foreign currency translation adjustments	¥134,930	¥(1,195)	¥133,735
Net unrealized gains and losses on securities:
Amount arising during the year	3,418	(1,004)	2,414
Reclassification adjustments for gains and losses realized in net income	1,307	(456)	851

Net change during the year	4,725	(1,460)	3,265
Net gains and losses on derivative instruments:
Amount arising during the year	(10,647)	4,041	(6,606)
Reclassification adjustments for gains and losses realized in net income	2,440	(714)	1,726

Net change during the year	(8,207)	3,327	(4,880)
Pension liability adjustments:
Amount arising during the year	(13,888)	(1,738)	(15,626)
Reclassification adjustments for gains and losses realized in net income	4,433	(1,594)	2,839

Net change during the year	(9,455)	(3,332)	(12,787)

Other comprehensive income (loss)	¥121,993	¥(2,660)	¥119,333

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2011:
Foreign currency translation adjustments	¥(53,839)	¥(247)	¥(54,086)
Net unrealized gains and losses on securities:
Amount arising during the year	(7,571)	3,010	(4,561)
Reclassification adjustments for gains and losses realized in net income	4,077	(1,632)	2,445

Net change during the year	(3,494)	1,378	(2,116)
Net gains and losses on derivative instruments:
Amount arising during the year	4,221	(1,708)	2,513
Reclassification adjustments for gains and losses realized in net income	(5,006)	2,044	(2,962)

Net change during the year	(785)	336	(449)
Pension liability adjustments:
Amount arising during the year	(59,928)	20,252	(39,676)
Reclassification adjustments for gains and losses realized in net income	2,038	(739)	1,299

Net change during the year	(57,890)	19,513	(38,377)

Other comprehensive income (loss)	¥(116,008)	¥20,980	¥(95,028)